Fees Summary	Aug. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 388,239,631.00
Previously Paid Amount	9,626.94
Total Fee Amount	55,556.94
Total Offset Amount	0.00
Net Fee	$ 45,930.00